Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Aug. 01, 2024
Country Region	1
City Area Code	757
Local Phone Number	874-7795
Entity Registrant Name	Ferguson Enterprises Inc. /DE/
Entity Incorporation State Country Code	DE
Entity File Number	001-40066
Entity Tax Identification Number	38-4304133
Entity Address Address Line 1	751 Lakefront Commons
Entity Address City Or Town	Newport News
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23606
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--07-31
Amendment Flag	false
Entity Central Index Key	0002011641